Share Capital - Summary of DSU Activity (Details) - DSU	3 Months Ended
Mar. 31, 2026 Equityinstruments $ / shares shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,993,725
Number of stock units, Granted | Equityinstruments	216,720
Number of stock units, Conversion of DSUs to common shares | shares	(55,762)
Number of stock units, end of period | Equityinstruments	2,154,683
Weighted average grant date fair value, beginning of period	$ 2.36
Weighted average grant date fair value, Granted	3.23
Weighted average grant date fair value, Conversion of DSUs to common shares	1.35
Weighted average grant date fair value, end of period	$ 2.47